INVENTORIES	9 Months Ended
Sep. 30, 2021
Schedule Of Inventories Details
INVENTORIES

4. INVENTORIES

	September 30	December 31
	2021	2020
	$	$
Ore stockpiles (1)	701	453
Concentrate inventory (1)	567	4
Materials and supplies	2,033	1,918
	3,301	2,375

(1)	Change in inventories recorded in cost of sales (Note 14.a) excludes currency translation adjustment of $19 for the nine months ended September 30, 2021.

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)